Restricted Cash and Short-Term Deposits (Tables)	6 Months Ended
Jun. 30, 2025
Supplemental Cash Flow Elements [Abstract]
Restrictions on cash and cash equivalents
Our restricted cash and short-term deposits balances are as follows:

(in thousands of $)	June 30, 2025	December 31, 2024
Restricted cash in relation to the FLNG Gimi (1)	93,351	58,107
Restricted cash and short-term deposits held by lessor VIE (2)	16,466	17,472
Restricted cash relating to the LNG Hrvatska O&M Agreement (3)	12,987	12,715
Restricted cash relating to office lease	1,070	949
Restricted cash in relation to the FLNG Hilli (4)	—	60,955
Total restricted cash and short-term deposits	123,874	150,198
Less: Amounts included in current restricted cash and short-term deposits	(109,824)	(75,579)
Non-current restricted cash	14,050	74,619
(1) Under the terms of the Gimi facility, pre-commissioning contractual cash flows are classified as restricted as it could be utilized only for debt service prior to COD. Following COD, the Gimi earnings account cash balance remains restricted pursuant to contractual release mechanism.
(2) These are amounts held by lessor VIE that we are required to consolidate under U.S. GAAP into our financial statements (note 9).
(3) In connection with the LNG Hrvatska O&M Agreement, we are required to maintain two performance guarantees, one in the amount of $10.7 million (€9.1 million) and one in the amount of $1.3 million, both of which will remain restricted, inclusive of accrued interest, throughout the 10-year term until December 2030.
(4) In November 2015, we provided cash collateral to support a $400.0 million letter of credit (“LC”) issued by a financial institution as a performance guarantee under the LTA with Perenco and S&H. Over time, the LC and related cash collateral were subject to a stepped reduction based on the operational performance of FLNG Hilli. Although the cash collateral was originally expected to remain until the end of the LTA term, in June 2025, we agreed with the financial institution to release the cash collateral to the LC.